Other Receivables and Prepayment and Other Payables and Accrued Liabilities (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Prepayment [Member]
Other Receivables and Prepayment and Other Payables and Accrued Liabilities (Details) [Line Items]
Prepayment to suppliers is related party balance	RM 352,792	$ 333,118